Schedule of Fair Value of the Warrants (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	€ 1,288
Fair value on initial recognition of derivative liabilities	16,460
Decrease increase due to conversions during period	(4,045)
Decrease increase due to derecognition during period	(6,504)
Reclassification of convertible notes on consolidation
Derivative financial liabilities	181
Public warrants [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	177
Fair value on initial recognition of derivative liabilities
Decrease increase due to conversions during period
Decrease increase due to derecognition during period	(15)
Gain loss due to fair value movements during period	(161)
Gain loss due to fair value movements at remeasurement
Reclassification of convertible notes on consolidation
Derivative financial liabilities